Insider Trading Arrangements	3 Months Ended	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2023 shares
Karen B. Bailo [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement
On November 21, 2023, Karen B. Bailo, our Commercial Lines President, entered into a Rule 10b5-1 trading arrangement that is intended to satisfy the affirmative defense of Rule 10b5-1(c). The plan provides for (i) the sale of all shares vested during the duration of the plan pursuant to certain equity awards previously granted to Ms. Bailo, excluding any shares withheld by the company to satisfy tax withholding obligations, and (ii) 3,212 shares of the company’s common stock. Ms. Bailo’s plan will expire on November 29, 2024, subject to the plan’s earlier expiration or completion in accordance with its terms.

Name	Karen B. Bailo
Title	Commercial Lines President
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	November 21, 2023
Termination Date	November 29, 2024
Arrangement Duration	374 days
Aggregate Available	3,212	3,212
Patrick K. Callahan [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement
On October 16, 2023, Patrick K. Callahan, our Personal Lines President, entered into a Rule 10b5-1 trading arrangement that is intended to satisfy the affirmative defense of Rule 10b5-1(c). The plan provides for the sale of all shares vested during the duration of the plan pursuant to certain equity awards previously granted to Mr. Callahan, excluding any shares withheld by the company to satisfy tax withholding obligations. Mr. Callahan’s plan will expire on September 30, 2024, subject to the plan’s earlier expiration or completion in accordance with its terms.

Name	Patrick K. Callahan
Title	Personal Lines President
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	October 16, 2023
Termination Date	September 30, 2024
Arrangement Duration	350 days